CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 22,902	$ 23,176	$ 46,017	$ 41,597
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax expense (recovery) of ($88) and ($208) for the three and six month periods ended July 31, 2022 (($1) and ($186) for the same periods in fiscal 2022)	(2,802)	(7,400)	(14,420)	3,482
Total other comprehensive income (loss)	(2,802)	(7,400)	(14,420)	3,482
COMPREHENSIVE INCOME	$ 20,100	$ 15,776	$ 31,597	$ 45,079